iShares®

iShares Trust

Supplement dated October 22, 2014 to the

Statements of Additional Information (“SAI“s) for the

iShares Global Nuclear Energy ETF (NUCL),

iShares Industrial/Office Real Estate Capped ETF (FNIO),

iShares MSCI Emerging Markets Financials ETF (EMFN),

iShares MSCI Emerging Markets Materials ETF (EMMT),

iShares MSCI Far East Financials ETF (FEFN),

iShares NYSE 100 ETF (NY), iShares NYSE Composite ETF (NYC),

iShares Retail Real Estate Capped ETF (RTL),

iShares Target Date Retirement Income ETF (TGR), iShares Target Date 2010 ETF (TZD),

iShares Target Date 2015 ETF (TZE), iShares Target Date 2020 ETF (TZG),

iShares Target Date 2025 ETF (TZI), iShares Target Date 2030 ETF (TZL),

iShares Target Date 2035 ETF (TZO), iShares Target Date 2040 ETF (TZV),

iShares Target Date 2045 ETF (TZW) and iShares Target Date 2050 ETF (TZY)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for each Fund.

The following funds have liquidated effective October 21, 2014:

■	iShares Global Nuclear Energy ETF (NUCL)
■	iShares Industrial/Office Real Estate Capped ETF (FNIO)
■	iShares MSCI Emerging Markets Financials ETF (EMFN)
■	iShares MSCI Emerging Markets Materials ETF (EMMT)
■	iShares MSCI Far East Financials ETF (FEFN)
■	iShares NYSE 100 ETF (NY)
■	iShares NYSE Composite ETF (NYC)
■	iShares Retail Real Estate Capped ETF (RTL)
■	iShares Target Date Retirement Income ETF (TGR)
■	iShares Target Date 2010 ETF (TZD)
■	iShares Target Date 2015 ETF (TZE)
■	iShares Target Date 2020 ETF (TZG)
■	iShares Target Date 2025 ETF (TZI)
■	iShares Target Date 2030 ETF (TZL)
■	iShares Target Date 2035 ETF (TZO)
■	iShares Target Date 2040 ETF (TZV)
■	iShares Target Date 2045 ETF (TZW)
■	iShares Target Date 2050 ETF (TZY)

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock, Inc. and its affiliates.
IS-A-SAI-1022

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